Other gains (losses) net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other gains (losses) net
Other gains	¥ (1,139)	¥ 8,420	¥ (24,920)